Taxes (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income taxes			$ 3,784,000,000	$ (31,000,000)	$ 4,103,000,000	$ (3,331,000,000)
ther recoverable taxes			1,394,000,000		1,394,000,000		$ 2,177,000,000
Compensation on payment of federal taxes					1,864	$ 1,857
Gain arising from the reversal					158,000
Gain as other income and expenses					120,000
Gain as finance income.					$ 38,000
rio de janeiro [member]
IfrsStatementLineItems [Line Items]
Description of program which reduced the expected settlement	In April 2021, the Company adhered to the program which reduced the expected settlement amounts for the ICMS disputes involving tax credits due to the cancellation of a plant of Gaslub (former Comperj) from US$ 266 to US$ 97. As a result, the Company reversed US$ 169 of the related provisions. Subsequently, the Company made the full payment of the settlement amount in June 2021.
State Of Bahia [Member]
IfrsStatementLineItems [Line Items]
Description of program which reduced the expected settlement					The adhesion to the remission and amnesty program with the state of Bahia, entered into under the terms of state law 14,286/2020, allowed a 50% remission and a 90% reduction of fines and interest. The tax debts, arisen from the disallowance of tax credits, were settled in the amount of US$ 21.
PIS and Cofins [member]
IfrsStatementLineItems [Line Items]
Income taxes		$ 3,091
ther recoverable taxes			$ 979,000		$ 979,000
Gain for the inflation indexation charges					$ 292,000